Investment property - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	$ 40,725	$ 42,342
Net (loss) / gain from fair value adjustment (Note 8)	(325)	13,409
Reclassification to property, plant and equipment (i)	(4,816)	(3,313)
Exchange difference	(1,289)	(11,713)
Investment property, end of period	34,295	40,725
Cost
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	40,725
Investment property, end of period	34,295	40,725
Fair value
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	40,725
Investment property, end of period	$ 34,295	$ 40,725